Segmented Information - Schedule of Revenue from Major Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Revenue from Major Customers [Line Items]
Total revenue	$ 246,982	$ 188,555
Percentage of total revenue	83.00%	87.00%
Customer A [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	$ 76,094	$ 56,001
Percentage of total revenue	25.00%	26.00%
Customer B [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	$ 70,804	$ 50,697
Percentage of total revenue	24.00%	24.00%
Customer C [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	$ 43,808	$ 18,182
Percentage of total revenue	15.00%	8.00%
Customer D [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	$ 37,992	$ 39,770
Percentage of total revenue	13.00%	18.00%
Customer E [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	$ 18,284	$ 23,905
Percentage of total revenue	6.00%	11.00%
Henan Luoning [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	$ 243,069	$ 178,460
Henan Luoning [Member] | Customer A [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	76,094	51,471
Henan Luoning [Member] | Customer B [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	70,266	50,697
Henan Luoning [Member] | Customer C [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	40,433	15,844
Henan Luoning [Member] | Customer D [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	37,992	39,770
Henan Luoning [Member] | Customer E [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	18,284	20,678
Guangdong [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	3,913	10,095
Guangdong [Member] | Customer A [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue		4,530
Guangdong [Member] | Customer B [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	538
Guangdong [Member] | Customer C [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	3,375	2,338
Guangdong [Member] | Customer D [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue
Guangdong [Member] | Customer E [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue		$ 3,227